Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 122.1%
Communication Services — 15.7%
Diversified Telecommunication Services — 3.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	690,000	$519,801 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	820,000	296,997 *(a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	310,000	269,680 (a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000	512,406
British Telecommunications PLC, Senior Notes	3.250%	11/8/29	500,000	479,225 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	220,000	224,403 (a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	729,186
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,658,339
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	438,614
Total Diversified Telecommunication Services				5,128,651
Entertainment — 2.9%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	980,000	995,371 (a)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	334,096
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,280,000	1,191,305
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	247,000	226,623
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,600,000	1,278,312
Total Entertainment				4,025,707
Media — 6.6%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	270,000	284,749 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	310,000	330,486
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	880,000	869,841
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	430,000	444,789 (a)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,149,419
Comcast Corp., Senior Notes	4.200%	8/15/34	920,000	878,813
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	450,000	445,037 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	5,000	4,998 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,271,800	1,400,188
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	120,789	124,621 (c)
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	450,000	422,803 (a)
Fox Corp., Senior Notes	3.500%	4/8/30	500,000	484,486
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	60,000	57,352 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	340,000	347,654 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	440,000	436,294 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	550,000	383,661
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	688,566
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	280,000	298,622 (a)
Total Media				9,052,379
Wireless Telecommunication Services — 2.4%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	509,590 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	200,000	129,145 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	481,844 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	451,854
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	$36,558
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000	1,084,687
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000 GBP	617,772 (a)
Total Wireless Telecommunication Services				3,311,450

Total Communication Services				21,518,187
Consumer Discretionary — 15.7%
Automobile Components — 2.0%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	440,000	440,512
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	550,000	554,631 (a)(d)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	500,000	516,903 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	490,000	513,816 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	510,000	506,846 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	290,000	277,848 (a)
Total Automobile Components				2,810,556
Automobiles — 3.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000	1,487,871
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	749,681
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	151,176
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,191,863
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	188,537 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,190,000	1,032,325 (a)
Volkswagen Group of America Finance LLC, Senior Notes	1.250%	11/24/25	400,000	398,125 (a)
Total Automobiles				5,199,578
Broadline Retail — 2.5%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	700,000	630,081
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,050,000	1,164,390 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,400,000	1,295,048
Prosus NV, Senior Notes	4.193%	1/19/32	300,000	288,040 (e)
Total Broadline Retail				3,377,559
Hotels, Restaurants & Leisure — 5.8%
Carnival Corp., Senior Notes	6.125%	2/15/33	390,000	400,010 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000 EUR	1,288,633
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	990,000	919,719 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	60,000	61,355
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,310,000	1,268,031
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	690,000	718,870
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.738%	7/16/35	540,000 GBP	639,096 (e)(f)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	730,000	732,402 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000	138,493 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	560,000	572,604 (a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,340,000	1,236,044
Total Hotels, Restaurants & Leisure				7,975,257
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	430,000	432,963 (a)
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000	433,647
Total Household Durables				866,610
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.8%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	740,000	$781,336 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	194,654 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000	175,828 (a)
Total Specialty Retail				1,151,818
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	424,000	220,480 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	15,900	5,804 (a)
Total Textiles, Apparel & Luxury Goods				226,284

Total Consumer Discretionary				21,607,662
Consumer Staples — 4.4%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000	1,521,215
Food Products — 1.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	500,000	473,375
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	250,000	262,876 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	620,000	646,514 (a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	321,539
Total Food Products				1,704,304
Tobacco — 2.1%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	880,599
Altria Group Inc., Senior Notes	5.625%	2/6/35	260,000	270,076
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,000,000	775,699
BAT Capital Corp., Senior Notes	5.625%	8/15/35	320,000	332,696
Reynolds American Inc., Senior Notes	5.850%	8/15/45	610,000	604,844
Total Tobacco				2,863,914

Total Consumer Staples				6,089,433
Energy — 23.8%
Energy Equipment & Services — 1.6%
Halliburton Co., Senior Notes	4.850%	11/15/35	750,000	739,205
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	240,000	223,697 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	290,025 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	420,000	440,857 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	530,000	530,000 (a)
Total Energy Equipment & Services				2,223,784
Oil, Gas & Consumable Fuels — 22.2%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000	482,347
Chord Energy Corp., Senior Notes	6.000%	10/1/30	390,000	387,528 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	270,000	273,730 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	208,705
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	204,473
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	590,000	574,934 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	130,000	131,829 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	600,000	578,023
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	386,049
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	298,570
Ecopetrol SA, Senior Notes	5.875%	11/2/51	2,400,000	1,779,605
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	550,000	$549,705 (f)(g)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	720,000	698,452 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	460,000	469,292 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	1,011,705 (a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	650,000	646,257 (e)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	221,056
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,458,123
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	302,703	298,162 (a)(f)(h)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	567,162 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	310,000	308,967 (a)(d)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	254,270
ONEOK Inc., Senior Notes	5.550%	11/1/26	500,000	506,491
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,980,000	2,018,353 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	932,381
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	670,000	583,192 (a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	277,254
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	307,266
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	374,128 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,861,750
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	711,833 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	512,000	520,374 (a)(f)(g)
Sunoco LP, Senior Notes	5.625%	3/15/31	500,000	496,624 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,375
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	350,000	323,166 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	700,000	646,332 (e)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,002,091
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	450,000	449,900 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,140,000	1,027,983 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,530,000	1,517,423 (a)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	380,000	413,952 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	340,000	383,973 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	220,000	233,816 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	450,000	457,805
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,100,000	1,074,076
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	490,000	426,750
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,463,447
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	502,267
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	47,354
Total Oil, Gas & Consumable Fuels				30,369,300

Total Energy				32,593,084
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 25.4%
Banks — 11.9%
Banco de Chile, Senior Notes	2.990%	12/9/31	400,000	$365,449 (a)
Banco de Credito e Inversiones SA, Senior Notes	2.875%	10/14/31	400,000	366,216 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,500,000	1,502,356
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	450,000	461,114 (f)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	600,000	533,173
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	740,000	740,943 (f)(g)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,004,928
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	180,000	185,696 (f)(g)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	799,344
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,109,618
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	402,037 (f)(g)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	1,113,191 (f)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	400,000	422,164 (f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	821,206 (f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,260,000	1,262,836 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	500,000	518,122 (f)(g)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	471,204
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,501,267
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	701,182
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	450,000	446,025 (f)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	908,910 (a)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	700,000	734,803 (f)
Total Banks				16,371,784
Capital Markets — 5.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,879,365 (f)(g)
Credit Suisse AG AT1 Claim	—	—	2,560,000	0 *(h)(i)(j)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,400,000	2,349,962 (f)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	260,000	271,525 (f)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	500,000	491,346 (a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	500,000	467,311 (f)
UBS AG, Senior Notes	7.500%	2/15/28	400,000	430,741
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	340,000	349,413 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	620,000	638,601 (a)(f)(g)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	$849,644 (a)(f)
Total Capital Markets				7,727,908
Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000	2,247,536
Block Inc., Senior Notes	6.000%	8/15/33	980,000	1,004,226 (a)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	940,000	997,941 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	144,999 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	210,000	219,868 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	660,000	692,787 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,010,000	1,037,326 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	181,645	173,049 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	380,000	393,267 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	320,000	312,171 (a)
Total Financial Services				7,223,170
Insurance — 1.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	290,000	302,891 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,000,000	1,012,812
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	668,714
Total Insurance				1,984,417
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	470,000	494,380 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	330,000	336,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	670,000	702,940 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,534,070

Total Financials				34,841,349
Health Care — 12.5%
Biotechnology — 1.7%
AbbVie Inc., Senior Notes	5.050%	3/15/34	500,000	514,684
Amgen Inc., Senior Notes	5.150%	3/2/28	700,000	716,447
Amgen Inc., Senior Notes	2.450%	2/21/30	400,000	370,624
Gilead Sciences Inc., Senior Notes	1.200%	10/1/27	750,000	711,388
Total Biotechnology				2,313,143
Health Care Equipment & Supplies — 0.6%
Solventum Corp., Senior Notes	5.600%	3/23/34	850,000	885,411
Health Care Providers & Services — 6.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	880,000	700,410 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	500,000	530,174 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	740,000	759,055 (a)
Cigna Group, Senior Notes	2.400%	3/15/30	1,000,000	923,290
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	479,424
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000	968,940
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	409,379
CVS Pass-Through Trust	5.789%	1/10/26	17,026	17,040 (a)
CVS Pass-Through Trust	7.507%	1/10/32	216,027	230,273 (a)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	108,956	$109,807
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	137,923	140,816
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	175,399	183,316
Elevance Health Inc., Senior Notes	4.100%	5/15/32	750,000	729,525
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000	955,464
Humana Inc., Senior Notes	5.875%	3/1/33	400,000	421,006
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	480,000	504,609 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	320,000	290,153
Total Health Care Providers & Services				8,352,681
Pharmaceuticals — 4.1%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,070,000	1,097,651 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	860,000	852,217 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	78,172 (a)
Par Pharmaceutical Inc., Escrow	—	—	330,000	0 *(h)(i)(j)
Pfizer Inc., Senior Notes	3.000%	12/15/26	500,000	495,313
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,800,000	1,819,032
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	646,000	650,013
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	460,000	479,417
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	149,436
Total Pharmaceuticals				5,621,251

Total Health Care				17,172,486
Industrials — 10.1%
Aerospace & Defense — 2.7%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,090,000	1,072,310 (a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	960,626 (a)
Boeing Co., Senior Notes	3.200%	3/1/29	500,000	482,601
Boeing Co., Senior Notes	3.250%	2/1/35	240,000	208,381
Bombardier Inc., Senior Notes	7.500%	2/1/29	310,000	323,530 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	220,000	230,215 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	420,000	438,820 (a)
Total Aerospace & Defense				3,716,483
Commercial Services & Supplies — 1.5%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	909,211
GEO Group Inc., Senior Notes	10.250%	4/15/31	460,000	506,434
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	170,000	180,090
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	480,000	491,326 (a)
Total Commercial Services & Supplies				2,087,061
Construction & Engineering — 0.2%
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	210,000	235,385 (a)
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	660,000	617,468 (a)
Machinery — 1.3%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000 EUR	528,996 (e)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	570,000	591,415 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	170,000	170,346
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	510,000	$498,629 (a)
Total Machinery				1,789,386
Passenger Airlines — 2.1%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	590,000	604,921 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	380,000	396,636 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	261,263
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	310,000	314,689 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	415,784	176,966 *(a)(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,000,000	985,444 (a)
United Airlines Inc. Pass-Through Trust	4.875%	1/15/26	188,103	188,134
Total Passenger Airlines				2,928,053
Trading Companies & Distributors — 1.8%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	330,000	336,797 (a)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	1,091,568 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	120,000	124,745 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	360,000	376,091 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	480,000	498,190 (a)
Total Trading Companies & Distributors				2,427,391

Total Industrials				13,801,227
Information Technology — 3.5%
Communications Equipment — 0.8%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	650,000	684,226 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	450,000	422,842 (a)
Total Communications Equipment				1,107,068
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	210,000	226,988 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	240,000	256,715 (a)
Total Electronic Equipment, Instruments & Components				483,703
IT Services — 0.4%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	240,000	248,161 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	250,000	256,532 (a)
Total IT Services				504,693
Semiconductors & Semiconductor Equipment — 1.1%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	500,000	527,550 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	980,000	988,699 (a)
Total Semiconductors & Semiconductor Equipment				1,516,249
Software — 0.8%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	460,000	488,455 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	210,000	213,988 (a)
Synopsys Inc., Senior Notes	5.150%	4/1/35	450,000	457,943
Total Software				1,160,386

Total Information Technology				4,772,099
Materials — 7.0%
Chemicals — 1.5%
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	780,000	777,197
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	$1,327,641 (a)
Total Chemicals				2,104,838
Metals & Mining — 4.8%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	900,000	931,874 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	483,312
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	330,000	350,155 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,570,000	2,716,764 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	225,608
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	558,987
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	216,222
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,058,692
Total Metals & Mining				6,541,614
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	947,303

Total Materials				9,593,755
Real Estate — 1.8%
Diversified REITs — 1.0%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	530,000	513,945
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	230,000	244,565 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	700,000	686,759 (e)
Total Diversified REITs				1,445,269
Specialized REITs — 0.8%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	790,000	804,030 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	230,000	230,745 (a)
Total Specialized REITs				1,034,775

Total Real Estate				2,480,044
Utilities — 2.2%
Electric Utilities — 1.6%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	140,000	144,620 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	500,000	505,787
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	400,000	360,722 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	700,000	777,437
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	317,675 (a)
Total Electric Utilities				2,106,241
Independent Power and Renewable Electricity Producers — 0.6%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	270,000	286,049 (a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	582,552	578,653 (a)
Total Independent Power and Renewable Electricity Producers				864,702

Total Utilities				2,970,943
Total Corporate Bonds & Notes (Cost — $160,163,347)				167,440,269
Asset-Backed Securities — 7.5%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	5.172%	7/25/46	425,983	88,271 (a)(f)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.825%	1/20/35	320,000	320,931 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/37	150,000	150,527 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.982%	10/20/34	260,000	262,979 (a)(f)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.988%	1/25/38	420,000	$421,989 (a)(f)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.425%	1/20/38	270,000	269,352 (a)(f)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	7.044%	4/15/34	250,000	250,007 (a)(f)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.419%	10/23/34	380,000	378,203 (a)(f)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.475%	10/20/35	440,000	443,297 (a)(f)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	5.772%	3/25/37	26,012	26,398 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	390,000	393,916 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	400,000	400,959 (a)(f)
Dryden Senior Loan Fund, 2015-41A DR (3 mo. Term SOFR + 2.862%)	7.179%	4/15/31	500,000	502,564 (a)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.898%	1/25/38	400,000	401,896 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.075%	10/20/34	410,000	404,467 (a)(f)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.168%	1/25/38	680,000	684,576 (a)(f)
GSAMP Trust, 2003-SEA2 A1	4.421%	7/25/33	289,009	286,170
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.055%	10/20/37	500,000	498,021 (a)(f)
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,441	6,416
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.506%	7/25/34	280,000	280,721 (a)(f)
Morgan Stanley ABS Capital Inc. Trust, 2003-SD1 A1 (1 mo. Term SOFR + 1.114%)	5.272%	3/25/33	3,902	3,854 (f)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.508%	4/15/34	180,000	181,507 (a)(f)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	290,000	291,449 (a)(f)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.568%	10/15/37	340,000	342,861 (a)(f)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	11.075%	1/20/38	390,000	397,983 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	480,000	484,835 (a)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.015%	1/20/38	170,000	173,484 (a)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.772%	4/17/37	310,000	304,757 (a)(f)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.332%	1/22/38	500,000	506,406 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	150,000	150,904 (a)(f)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.605%	4/15/37	164,904	153,600 (f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.275%	7/20/37	110,000	110,828 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.629%	4/18/37	110,000	111,983 (a)(f)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/38	490,000	494,101 (a)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.825%	4/20/37	100,000	100,632 (a)(f)

Total Asset-Backed Securities (Cost — $10,310,028)				10,280,844
Senior Loans — 7.2%
Communication Services — 0.6%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	119,386	117,280 (f)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	670,000	673,025 (k)(l)

Total Communication Services				790,305
Consumer Discretionary — 1.8%
Diversified Consumer Services — 0.1%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/25/30	149,391	136,693 (f)(k)(l)
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	2/6/31	372,841	372,454 (f)(k)(l)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/30/30	687,750	$686,718 (f)(k)(l)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.393%	4/14/29	1,224,482	1,229,459 (f)(k)(l)
Total Hotels, Restaurants & Leisure				2,288,631

Total Consumer Discretionary				2,425,324
Financials — 3.4%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.163%	3/12/29	118,505	119,107 (f)(k)(l)
Financial Services — 2.7%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.002%	1/31/31	1,141,389	1,144,363 (f)(k)(l)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.163%	10/31/31	2,194,208	2,200,802 (f)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	8.163%	7/31/31	130,000	130,163 (f)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.663%	7/31/31	247,508	247,204 (f)(k)(l)
Total Financial Services				3,722,532
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.263%	8/19/28	491,139	492,708 (f)(k)(l)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.913%	11/18/27	343,882	343,667 (f)(k)(l)

Total Financials				4,678,014
Industrials — 0.5%
Passenger Airlines — 0.5%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.196%	2/22/31	719,149	722,295 (f)(k)(l)

Information Technology — 0.9%
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	6.166%	8/17/29	413,196	414,014 (f)(k)(l)
Software — 0.6%
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.808%	7/1/31	198,500	196,303 (f)(k)(l)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	578,550	601,174 (k)(l)
Total Software				797,477

Total Information Technology				1,211,491
Total Senior Loans (Cost — $9,844,319)				9,827,429
Collateralized Mortgage Obligations(m) — 4.7%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.345%	9/15/34	220,000	212,887 (a)(f)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	4.912%	4/25/34	18,981	18,837 (f)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.654%)	4.812%	3/25/35	118,356	111,286 (f)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	250,000	178,732 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	82,704	80,089 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.205%	8/15/48	170,000	146,341 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.356%	12/25/50	310,000	331,551 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	12.156%	11/25/41	450,000	477,213 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.106%	2/25/42	910,000	941,054 (a)(f)
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.106%	9/25/42	1,000,000	$1,087,129 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.056%	7/25/43	560,000	579,218 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.156%	2/25/44	520,000	525,014 (a)(f)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	31,889	33,276
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	270,000	280,169 (a)(f)
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	4.912%	3/25/35	39,783	37,103 (f)
Impac CMB Trust, 2005-2 2A2 (1 mo. Term SOFR + 0.914%)	5.072%	4/25/35	5,280	5,178 (f)
MAFI II Remic Trust, 1998-BI B1	—	11/20/24	67,830	46,416 *(f)(n)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.210%	9/28/32	286,775	240,534 (a)(f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.653%	12/15/48	410,000	391,108 (f)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	430,000	394,253
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	645,880	34,464 (f)
Prime Mortgage Trust, 2005-5 1X, IO	1.098%	7/25/34	631,361	15,205 (f)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	717	664
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	5.369%	6/20/33	1,714	1,684 (f)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.979%	3/25/33	14,901	14,594 (f)
UBS Commercial Mortgage Trust, 2018-C15 C	5.308%	12/15/51	285,000	272,331 (f)

Total Collateralized Mortgage Obligations (Cost — $6,284,563)				6,456,330
Sovereign Bonds — 3.9%
Angola — 0.3%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000	390,718 (a)
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	34,715	25,318
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	430,571	252,422 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000	547,995 (a)
Total Argentina				825,735
Dominican Republic — 0.3%

Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000	363,964 (a)
Mexico — 1.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	360,000	320,724
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	492,000	508,556
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,750,000	1,353,100
Total Mexico				2,182,380
Panama — 0.9%

Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,650,000	1,276,687
Poland — 0.2%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	350,000	362,585 (e)

Total Sovereign Bonds (Cost — $5,190,458)				5,402,069
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		16,546	$419,607 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%		5,224	120,674 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.583%		9,538	227,672 (f)

Total Preferred Stocks (Cost — $770,651)				767,953
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK) (Cost — $90,063)	3.875%	11/30/30	82,932	204,220 (c)

U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $196,805)	3.625%	8/31/29	200,000	199,551
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc. (Cost — $98,429)			5,706	2,168 *
Total Investments before Short-Term Investments (Cost — $192,948,663)				200,580,833
	Rate
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $508,351)	4.101%		508,351	508,351 (o)(p)
Total Investments — 146.6% (Cost — $193,457,014)				201,089,184
Liabilities in Excess of Other Assets — (46.6)%				(63,962,901)
Total Net Assets — 100.0%				$137,126,283

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Premier Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of September 30, 2025.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	The maturity principal is currently in default as of September 30, 2025.
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $508,351 and the cost was $508,351 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral[1]	Collateral Value**
Deutsche Bank Securities	4.400%	9/25/2025	12/17/2025	$4,850,413	Corporate Bonds & Notes	$5,137,090
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

 Western Asset Premier Bond Fund
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral[1]	Collateral Value**
Royal Bank of Canada	4.650%	8/27/2025	11/25/2025	$1,346,100	Corporate Bonds & Notes	$1,478,148
				$6,196,513		$6,615,238

[1]	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
**	Including accrued interest.
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,361,790	EUR	1,158,117	BNP Paribas SA	10/16/25	$745
EUR	625,060	USD	736,374	Goldman Sachs Group Inc.	10/16/25	(1,791)
USD	447,109	GBP	329,312	Goldman Sachs Group Inc.	10/16/25	4,178
Net unrealized appreciation on open forward foreign currency contracts						$3,132

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[12]
Reference Entity	Notional Amount[3]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$287,000	6/20/30	5.000% quarterly	$22,923	$14,803	$8,120

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[3]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[4]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Premier Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$32,294,922	$298,162	$32,593,084
Financials	—	34,841,349	0 *	34,841,349
Health Care	—	17,172,486	0 *	17,172,486
Other Corporate Bonds & Notes	—	82,833,350	—	82,833,350
Asset-Backed Securities	—	10,280,844	—	10,280,844
Senior Loans	—	9,827,429	—	9,827,429
Collateralized Mortgage Obligations	—	6,456,330	—	6,456,330
Sovereign Bonds	—	5,402,069	—	5,402,069
Preferred Stocks	$767,953	—	—	767,953
Convertible Bonds & Notes	—	204,220	—	204,220
U.S. Government & Agency Obligations	—	199,551	—	199,551
Common Stocks	2,168	—	—	2,168
Total Long-Term Investments	770,121	199,512,550	298,162	200,580,833
Short-Term Investments†	508,351	—	—	508,351
Total Investments	$1,278,472	$199,512,550	$298,162	$201,089,184
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,923	—	$4,923
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	8,120	—	8,120
Total Other Financial Instruments	—	$13,043	—	$13,043
Total	$1,278,472	$199,525,593	$298,162	$201,102,227
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,791	—	$1,791

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

Western Asset Premier Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,219,515	$46,255,832	46,255,832	$47,966,996	47,966,996

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$62,421	—	$508,351

Western Asset Premier Bond Fund 2025 Quarterly Report